Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transaction
Major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation China Mobile (“China Mobile”)	A shareholder of Phoenix TV
Fengxin Technology (Haikou) Group Co., Ltd (“Lilita”)*	Other equity investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale debt investee. Former related party, unrelated party as of December 31,2020
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Former equity method investee, and current subsidiary of VIEs since April 1, 2019
Phoenix FM Limited (“Phoenix FM”)	Former equity method investee, and current subsidiary since April 2020
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Yitong Technology (Hangzhou) Limited (“Yitong Technology”)	Other equity investee
Lifeix Inc.	Other equity investee
Shenzhen Kuailai Technology Co., Ltd. (“Kuailai”)	Other equity investee
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng and Mr Shang Xiaowei	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

Note:

*In 2019, the name of “Beijing Phoenix Lilita Information Technology Co., Ltd.” was changed to “Fengxin Technology (Haikou) Group Co., Ltd.”.

Amounts of due from and due to related parties

As of December 31, 2019 and 2020, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Due from China Mobile	43,075	16,018	2,455
Due from Phoenix TV Group	10,224	11,408	1,748
Due from Particle, net	1,040	—	—
Due from Fengyi Technology	1,900	5,000	766
Due from other investees, net	414	161	25
Total	56,653	32,587	4,994
Amounts due to related parties:
Due to China Mobile	3,601	3,835	588
Due to Phoenix TV Group	24,636	23,461	3,596
Due to Fengyi Technology	4,996	6,310	967
Due to Others	922	814	124
Total	34,155	34,420	5,275

Non US listed part of the Phoenix TV Group
Related Party Transaction
Schedule of related party transactions

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years ended December 31, 2018, 2019 and 2020 (in thousands):

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(12,398)	(11,302)	(2,595)	(398)
Advertising and promotion expenses charged by Phoenix TV Group	(4,258)	(4,157)	(2,549)	(391)
Corporate administrative expenses charged by Phoenix TV Group	(2,166)	(2,057)	(681)	(104)
Trademark license fees charged by Phoenix TV Group	(5,752)	(4,988)	(4,358)	(668)
Project cost charged by Phoenix TV Group	(1,763)	(1,148)	(487)	(75)
Revenues earned from Phoenix TV Group	14,354	15,705	10,635	1,630

China Mobile
Related Party Transaction
Schedule of related party transactions

Transactions with China Mobile:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Advertising revenues earned from China Mobile	27,532	23,256	23,747	3,639
Paid services revenues earned from and through China Mobile	86,352	60,484	30,486	4,672
Revenue sharing fees and bandwidth costs charged by China Mobile	(15,929)	(13,999)	(6,487)	(994)

Investees
Related Party Transaction
Schedule of related party transactions

23.  Related Party Transactions (Continued)

Transactions with Investees:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Advertising revenues earned from Tianbo	193	16	—	—
Advances provided toTianbo	10,721	247	—	—
Revenues earned from other investee	181	315	—	—
Loans repaid by Particle	(84,083)	—	—	—
Related interest income including the effect of foreign exchange arising from convertible loans to Particle	8,993	—	—	—
Corporate administrative expenses charged by Particle	(82)	—	—	—
Sales of assets to Particle at carrying value	(413)	—	—	—
Other income earned from Particle	—	1,990	—	—
Advertising revenues earned from Fengyi Technology	—	12,612	3,721	570
Revenue sharing fees charged by investees	(77)	(62)	—	—
Advertising and promotion expenses charged by Fengyi Technology	—	—	(142)	(22)

Note:

* As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019.